INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 HKD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 HKD ($)	Sep. 30, 2019 HKD ($)	Sep. 30, 2018 HKD ($)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Tax loss carryforwards	¥ 860,268,000
Hong Kong | On The First Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Assessable profits on which tax is levied | $		$ 2,000		$ 2,000	$ 2,000	$ 2,000
Income tax rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Hong Kong | Above Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Assessable profits on which tax is levied | $		$ 2,000		$ 2,000	$ 2,000	$ 2,000
Income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
United States of America
Income Taxes [Line Items]
Income tax rate	21.00%	21.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Special circumstance for underpayment of income tax liability amount	¥ 100,000
Underpayment of income taxes statue of limitations due	3 years	3 years
Underpayment of Income taxes statue of limitations extended under special circumstances	5 years	5 years
Statute of limitations in case of transfer pricing related adjustment period	10 years	10 years
Statue of limitations in Case of tax evasion	¥ 0
Withholding income tax	10.00%	10.00%
Percentage of withholding tax rate reduced if investor holds at least 25% in foreign invested enterprises	5.00%	5.00%
Percentage of withholding tax rate reduced if investor holds less than 25% in foreign invested enterprises	10.00%	10.00%
Withholding income tax for undistributed profits	¥ 0		¥ 0